INCOME TAXES (Details - Deferred taxes) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax (Liabilities):
Net operating losses	$ 2,356,871	$ 1,351,897
Intangible assets	(170,119)	0
Less: Valuation allowance	(2,365,571)	(1,351,897)
Deferred tax assets (liabilities)	$ 0	$ 0